Interest in other entities (Details) - item	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest in other entities
Number of wholly owned subsidiaries	6
Neptune Merger Sub, Inc.
Interest in other entities
Ownership interest, percentage	100.00%	0.00%
NWQHPP Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%
Solar Methanol 1 Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	0.00%
Vast Solar Aurora Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%
Vast Solar 1 Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%
Vast Solar Consulting Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%